Filed Pursuant to Rule 497(e)
Under the Securities Act of 1933
File No. 333-42583
File No. 811-08563



             THE SPORTS FUNDS TRUST
                (the "Trust")


   The Motorsports Associated Growth and Income Fund
                (the "Fund")



			Supplement dated January 12, 1999
			to Prospectus dated June 5, 1998



	The following information replaces and supersedes any contrary information contained in the Trust's Prospectus. The first sentence of the paragraph under the heading "The Distributor" on page 9 of the Prospectus is deleted and replaced with the following:


Effective January 1, 1999, First Data Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903 is the Fund's statutory distributor and principal underwriter.




All other references to FPS Broker Services, Inc. in the Prospectus are hereby replaced with First Data Distributors, Inc.



			INVESTORS SHOULD RETAIN THIS SUPPLEMENT
			WITH THE PROSPECTUS FOR FUTURE REFERENCE.

             The Sports Funds Trust
                  (the "Trust")


       The Motorsports Associated Growth and Income Fund
                 (the "Fund")


			Supplement dated January 12, 1999
			to Statement of Additional Information
				dated June 5, 1998

The following information replaces and supersedes any contrary information contained in the Trust's Statement of Additional Information. The first three paragraphs under the heading "Distributor" on page 8 of the Statement of Additional Information are deleted and replaced with the following:


Effective January 1, 1999, First Data Distributors, Inc. ("FDDI"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, a broker-dealer affiliated with Investor Services Group, acts as the Fund's principal underwriter in a continuous offering of the Fund's shares pursuant to an underwriting agreement approved by the Board of Trustees.

In this regard, FDDI has agreed to, at its own expense, qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall, from time to time, identify to FDDI as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

FDDI is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.



All other references to FPS Broker Services, Inc. in the Statement of Additional Information are hereby replaced with First Data Distributors, Inc.

			INVESTORS SHOULD RETAIN THIS SUPPLEMENT
			WITH THE STATEMENT OF ADDITIONAL
			INFORMATION FOR FUTURE REFERENCE.